Loss Per Share Attributable to Ordinary Equity Holders of the Parent	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
15.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT

The calculation of the basic earnings per share amounts is based on the loss for the period attributable to ordinary equity holders, and the weighted average number of ordinary shares of 39,787,004 (June 30, 2023: 1,448,230) in issue during the period. As of June 30, 2024, 521,630 ordinary shares are legally issued but not outstanding and are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of earnings per share. Comparative loss per share (basic and diluted) was restated to give effect to the share exchange for comparability purposes upon Capital Reorganization (see note 1).

No adjustment was made to the basic loss per share amounts presented for the six months ended June 30, 2024 and 2023 in respect of a dilution as the impact of the warrants, preference shares and share options outstanding had an anti-dilutive effect on the basic earnings loss per share amounts presented.

The computation of basic and diluted loss per Class A and Class B ordinary share are the same as they have the same rights to participate in profits and losses and are all treated as ordinary shares on an as converted basis.

34.	LOSS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE COMPANY

The calculation of the basic loss per share amounts is based on the loss for the year attributable to ordinary equity holders, and the weighted average number of ordinary shares of in issue during the period.

Comparative loss per share (basic and diluted) was restated to give effect to the Share Exchange for comparability purposes (see note 1).

	2023	2022	2021
	US$	US$	US$
	per share	per share	per share
Basic and diluted loss per share
Total basic and diluted loss per share attributable to the ordinary equity holders of the Company	(17.92)	(102.43)	(143.21)

	2023	2022	2021
	US$	US$	US$
Loss
Loss attributable to the equity shareholders of the Company	172,600,513	49,441,815	30,932,005

	2023	2022	2021
Number of shares
Weighted-average number of ordinary shares	9,632,562	482,689	215,983

The computation of basic and diluted loss per Class A and Class B ordinary share are the same as the Class A and Class B ordinary shares have the same rights to participate in profits and losses and are all treated as ordinary shares on an as converted basis.

No adjustment has been made to the basic loss per share amounts presented for the years ended December 31, 2023, 2022 and 2021 in respect of a dilution as the impact of the warrants, preference shares, convertible loans and share options outstanding have an anti-dilutive effect on the basic loss per share amounts presented.